SHAREHOLDERS' EQUITY (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2010 $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2016 shares	Dec. 31, 2018 $ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 $ / shares
Shareholders Equity [Line Items]
Shares Authorized	600,000,000
Regulatory Restrictions on Payment of Dividends		10
Restricted net assets | $		$ 885,152			$ 983,333
Treasury Stock, Value | $		136,615			$ 136,615
Treasury Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Value | $		$ 136,615
Domestic [Member]
Shareholders Equity [Line Items]
Description of Other Regulatory Limitations		Additionally, in accordance with the Company Law of the PRC, a domestic enterprise is required to provide a statutory common reserve of at least 10% of its annual after-tax profit until such reserve has reached 50% of its respective registered capital based on the enterprise’s PRC statutory accounts.
Common Class A [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	50,767,426
Common Stock, Par or Stated Value Per Share | $ / shares	$ 1.00			$ 1		$ 1
Common Stock, Shares, Outstanding		65,004,587			64,360,062
Common Class A [Member] | Common Stock [Member]
Shareholders Equity [Line Items]
Treasury Stock, Shares, Acquired		7,065,058	7,065,058
Common Class B [Member]
Shareholders Equity [Line Items]
Ordinary shares converted	25,298,329
Common Stock, Par or Stated Value Per Share | $ / shares				$ 1		$ 1
Ordinary shares, voting rights	10
Common Stock, Shares, Outstanding		24,336,650			24,336,650